ROBO Global®

Robotics and Automation Index ETF

Schedule of Investments

July 31, 2019 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.7%

Belgium — 1.3%
Information Technology— 1.3%
Materialise ADR* (A)	862,867	$16,730,991

Total Belgium		16,730,991
Canada — 1.0%
Industrials— 1.0%
ATS Automation Tooling Systems*	820,416	13,213,874

Total Canada		13,213,874
China — 2.7%
Industrials— 0.8%
Han's Laser Technology Industry Group, Cl A	639,873	2,718,217
Shenzhen Inovance Technology, Cl A	939,873	3,401,588
Siasun Robot & Automation, Cl A*	1,412,322	3,255,181
		9,374,986

Information Technology— 1.9%
Hangzhou Hikvision Digital Technology, Cl A	1,404,547	6,297,054
Hollysys Automation Technologies	1,032,608	17,853,792
		24,150,846

Total China		33,525,832
Finland — 0.9%
Industrials— 0.9%
Cargotec, Cl B(A)	367,773	11,023,158

Total Finland		11,023,158
France — 2.0%
Industrials— 1.0%
Schneider Electric	152,182	13,229,829

Information Technology— 1.0%
Dassault Systemes	82,261	12,639,334

Total France		25,869,163
Germany — 6.6%
Industrials— 4.6%
Duerr(A)	352,920	10,660,491
GEA Group	442,696	11,164,131
KION Group	221,090	11,965,913
Krones(A)	250,747	14,489,528
Siemens	106,799	11,770,899
		60,050,962

Information Technology— 2.0%
Isra Vision	333,130	14,650,821
Jenoptik	393,417	11,169,775
		25,820,596

Total Germany		85,871,558
Japan — 22.3%
Industrials— 13.7%
Daifuku	376,317	20,830,441
Daihen	449,809	12,573,524
FANUC	112,728	20,277,024
Fuji Machine Manufacturing	1,101,100	14,796,269
Harmonic Drive Systems(A)	548,439	21,013,182
Mitsubishi Electric	989,544	13,055,692
Nabtesco(A)	768,010	20,944,763
Nachi-Fujikoshi	319,260	13,584,906
SMC	36,776	13,501,187
THK(A)	587,357	15,006,478
Toshiba Machine	484,133	10,763,961
Yushin Precision Equipment	21,400	189,609
		176,537,036

Information Technology— 8.6%
Amano	469,300	14,242,169
Keyence	35,224	20,480,692
Omron	397,658	19,191,600
Optex Group(A)	813,800	10,388,458
Topcon	1,010,253	11,947,178
Yaskawa Electric(A)	663,049	22,289,927
Yokogawa Electric	649,778	11,747,771
		110,287,795

Total Japan		286,824,831
Netherlands — 1.0%
Health Care— 1.0%
QIAGEN*	324,349	12,234,444

Total Netherlands		12,234,444
South Korea — 1.4%
Information Technology— 1.4%
Koh Young Technology	257,377	18,077,955

Total South Korea		18,077,955
Sweden — 2.1%
Health Care— 1.1%
Elekta, Cl B(A)	964,919	13,830,323

Information Technology— 1.0%
Hexagon, Cl B	253,398	12,414,802

Total Sweden		26,245,125
Switzerland — 3.3%
Health Care— 1.0%
Tecan Group	51,539	13,171,078

Industrials— 2.3%
ABB	652,801	12,399,922
Kardex(A)	116,000	16,802,424
		29,202,346

Total Switzerland		42,373,424
Taiwan — 6.3%
Industrials— 2.9%
Airtac International Group	1,292,932	13,450,934

ROBO Global®

Robotics and Automation Index ETF

Schedule of Investments

July 31, 2019 (Unaudited)

Description	Shares	Fair Value
Hiwin Technologies	2,671,350	$24,054,220
		37,505,154

Information Technology— 3.4%
Advantech	1,588,769	13,437,515
Delta Electronics	2,795,187	13,618,396
Global Unichip	1,854,000	15,293,242
		42,349,153

Total Taiwan		79,854,307
United Kingdom — 3.1%
Consumer Discretionary— 1.1%
Ocado Group*	889,116	13,559,539

Information Technology— 2.0%
Blue Prism Group*	812,434	14,155,844
Renishaw	253,204	11,948,820
		26,104,664

Total United Kingdom		39,664,203
United States — 45.7%
Consumer Discretionary— 2.4%
Aptiv	171,978	15,073,872
iRobot* (A)	215,724	15,769,424
		30,843,296

Energy— 1.4%
Oceaneering International*	1,206,366	18,638,355

Health Care— 6.3%
BioTelemetry*	258,792	12,150,285
Globus Medical, Cl A*	313,254	14,278,117
Illumina*	37,624	11,263,873
Intuitive Surgical*	39,601	20,573,116
Omnicell*	157,159	11,819,928
Varian Medical Systems*	96,592	11,337,003
		81,422,322

Industrials— 8.4%
AeroVironment*	308,708	16,932,634
Deere	84,891	14,062,194
John Bean Technologies(A)	114,320	13,565,211
Nordson	95,390	13,512,947
Raven Industries	367,292	13,310,662
Rockwell Automation	125,785	20,223,712
Teledyne Technologies*	50,185	14,617,886
		106,225,246

Information Technology— 27.2%
3D Systems* (A)	1,486,925	13,412,063
Ambarella* (A)	323,996	16,183,600
Autodesk*	76,366	11,926,078
Brooks Automation(A)	499,362	19,375,246
Cadence Design Systems*	192,523	14,229,375
Cognex	445,852	19,621,946
FARO Technologies*	420,968	22,475,481
FLIR Systems	389,841	19,359,504
IPG Photonics* (A)	149,954	19,645,474
Manhattan Associates*	192,020	16,319,780
Microchip Technology(A)	150,871	14,245,240
National Instruments	314,556	13,135,859
Novanta*	152,984	12,864,425
Nuance Communications*	737,343	12,269,388
NVIDIA	135,840	22,918,925
PTC*	142,226	9,640,078
QUALCOMM	183,778	13,445,198
Stratasys* (A)	551,510	15,381,614
Teradyne	279,218	15,560,819
Trimble Navigation*	296,957	12,549,403
Xilinx	117,435	13,412,251
Zebra Technologies, Cl A*	104,922	22,127,001
		350,098,748

Total United States		587,227,967

Total Common Stock
(Cost $1,342,610,549)		1,278,736,832

SHORT-TERM INVESTMENT — 0.1%
Invesco Government & Agency, Cl Institutional, 2.18%(B)	981,886	981,886

Total Short-Term Investment
(Cost $981,886)		981,886

	Par Amount
REPURCHASE AGREEMENTS — 4.2%
BofA Securities, Inc.
2.560%, dated 07/31/19, to be repurchased on 08/01/19, repurchase price $12,518,055 (collateralized by various U.S. Government Agency obligations, par value $10 - $9,490,339, 2.000% - 10.000%, 08/05/19 - 07/01/49, with a total market value of $12,767,508) (C)(D)	$12,517,165	12,517,165

Citibank
2.530%, dated 07/31/19, to be repurchased on 08/01/19, repurchase price $319,694 (collateralized by various U.S. Treasury obligations, par value $1 - $62,900, 0.125% - 4.750%, 08/31/19 - 02/15/47, with a total market value of $326,066) (C)(D)	319,672	319,672

ROBO Global®

Robotics and Automation Index ETF

Schedule of Investments

July 31, 2019 (Unaudited)

Description	Par Amount	Fair Value

Daiwa Capital Markets
2.550%, dated 07/31/19, to be repurchased on 08/01/19, repurchase price $12,518,052 (collateralized by various U.S. Government Agency and U.S. Treasury obligations, par value $1 - $1,216,237, 0.000% - 6.500%, 09/01/19 - 08/01/49, with a total market value of $12,767,508) (C)(D)	$12,517,165	$12,517,165

Deutsche Bank
2.540%, dated 07/31/19, to be repurchased on 08/01/19, repurchase price $3,387,443 (collateralized by various U.S. Treasury obligations, par value $236,158 - $5,368,244, 0.000% - 0.000%, 02/15/27 - 02/15/40, with a total market value of $3,454,950) (C)(D)	3,387,204	3,387,204

Nomura Securities
2.550%, dated 07/31/19, to be repurchased on 08/01/19, repurchase price $12,518,052 (collateralized by various U.S. Government Agency and U.S. Treasury obligations, par value $10 - $1,761,940, 0.000% - 9.000%, 09/01/19 - 06/20/69, with a total market value of $12,767,509) (C)(D)	12,517,165	12,517,165

RBC Dominion Securities
2.540%, dated 07/31/19, to be repurchased on 08/01/19, repurchase price $12,424,886 (collateralized by various U.S. Government Agency obligations, par value $4 - $1,788,166, 3.000% - 7.000%, 02/01/37 - 05/20/49, with a total market value of $12,767,509) (C)(D)	12,424,009	12,424,009

Total Repurchase Agreements
(Cost $53,682,380)		53,682,380

Total Investments - 104.0%
(Cost $1,397,274,815)		$1,333,401,098

Percentages based on Net Assets of $1,281,663,760.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2019. The total value of securities on loan at July 31, 2019 was $134,540,778.
(B)	Rate shown is the 7-day effective yield as of July 31, 2019.
(C)	Tri-Party Repurchase Agreement.
(D)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2019 was $53,682,380.

The following is a summary of the inputs used as of July 31, 2019 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,263,940,563	$14,796,269	$—	$1,278,736,832
Short-Term Investment	981,886	—	—	981,886
Repurchase Agreements	—	53,682,380	—	53,682,380
Total Investments in Securities	$1,264,922,449	$68,478,649	$—	$1,333,401,098

For the period ended July 31, 2019, there were transfers between Level 1 and Level 2 due to market closures in the amount of $14,796,269. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period. For the period ended July 31, 2019, the Fund did not hold any Level 3 securities.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

ROB-QH-001-1200

ROBO Global®

Healthcare Technology and Innovation ETF

Schedule of Investments

July 31, 2019 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 100.0%

Australia — 1.1%
Health Care — 1.1%
CSL	182	$28,804

Total Australia		28,804
Belgium — 1.2%
Information Technology — 1.2%
Materialise ADR *	1,552	30,093

Total Belgium		30,093
Denmark — 0.8%
Health Care — 0.8%
GN Store Nord	427	20,444

Total Denmark		20,444
Germany — 1.4%
Health Care — 1.4%
Siemens Healthineers (A)	817	34,398

Total Germany		34,398
Hong Kong — 0.7%
Health Care — 0.7%
Ping An Healthcare and Technology * (A)	4,200	18,216

Total Hong Kong		18,216
Italy — 1.4%
Health Care — 1.4%
DiaSorin	292	34,137

Total Italy		34,137
Japan — 1.4%
Health Care — 1.4%
PeptiDream *	300	16,882
Terumo	600	17,584

Total Japan		34,466
Netherlands — 2.7%
Health Care — 2.7%
Koninklijke Philips	734	34,720
QIAGEN *	891	33,609

Total Netherlands		68,329
Switzerland — 3.7%
Health Care — 3.7%
Lonza Group	93	32,062
Roche Holding	103	27,742
Tecan Group	132	33,733

Total Switzerland		93,537
United Kingdom — 1.7%
Health Care — 1.7%
EMIS Group	1,238	18,585
Smith & Nephew	1,115	25,380

Total United Kingdom		43,965
United States — 83.9%
Health Care — 80.2%
Abbott Laboratories	273	23,778
ABIOMED *	129	35,934
Agilent Technologies	399	27,695
Align Technology *	92	19,235
Arrowhead Pharmaceuticals *	1,196	34,756
Avanos Medical *	535	21,785
Axogen *	1,683	30,260
Baxter International	287	24,099
Becton Dickinson	85	21,488
BioMarin Pharmaceutical *	315	24,986
Bio-Rad Laboratories, Cl A *	104	32,750
BioTelemetry *	610	28,640
Boston Scientific *	714	30,316
Bristol-Myers Squibb	466	20,695
Cardiovascular Systems *	823	37,719
Catalent *	626	35,363
Cerus *	4,521	26,448
Charles River Laboratories International *	270	36,325
Codexis *	1,426	26,196
CryoLife *	1,017	29,310
Danaher	246	34,563
DexCom *	266	41,728
Editas Medicine *	773	19,518
Edwards Lifesciences *	157	33,417
Exact Sciences *	299	34,418
Fluidigm *	1,751	20,574
Genomic Health *	609	44,438
Glaukos *	251	20,502
Globus Medical, Cl A *	480	21,878
HMS Holdings *	887	30,956
Hologic *	575	29,469
ICON *	144	22,488
Illumina *	103	30,836
Incyte *	400	33,968
Integra LifeSciences Holdings *	704	44,628
Intellia Therapeutics *	1,688	30,553
Intuitive Surgical *	69	35,846
Invitae *	1,466	39,421
IQVIA Holdings *	125	19,896
iRhythm Technologies *	443	36,831
Masimo *	186	29,360
Medidata Solutions *	373	34,081
Medpace Holdings *	502	39,537
Myriad Genetics *	1,201	34,997
NanoString Technologies *	1,010	33,189
Natera *	713	19,665
Nektar Therapeutics, Cl A *	910	25,899
NeoGenomics *	1,387	33,801
Nevro *	496	33,163
Novocure *	311	25,881

ROBO Global®

Healthcare Technology and Innovation ETF

Schedule of Investments

July 31, 2019 (Unaudited)

Description	Shares	Fair Value

Omnicell *	388	$29,181
Penumbra *	208	34,861
PerkinElmer	308	26,525
Quidel *	522	30,814
Regeneron Pharmaceuticals *	105	32,000
STAAR Surgical *	1,152	33,765
Stryker	135	28,320
Tabula Rasa HealthCare *	764	46,046
Tactile Systems Technology *	527	30,429
Teladoc Health *	622	42,445
Thermo Fisher Scientific	123	34,155
Varian Medical Systems *	203	23,826
Veeva Systems, Cl A *	214	35,503
Veracyte *	1,256	35,633
Vertex Pharmaceuticals *	150	24,993
Waters *	100	21,056
		2,012,831
Information Technology — 3.7%
3D Systems *	2,579	23,263
Brooks Automation	626	24,289
Novanta *	245	20,602
Nuance Communications *	1,519	25,276
		93,430
Total United States		2,106,261
Total Common Stock
(Cost $2,441,995)		2,512,650

Total Investments - 100.0%
(Cost $2,441,995)		$2,512,650

Percentages based on Net Assets of $2,513,474.

*	Non-income producing security.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the board of Trustees.

As of July 31, 2019, all of the Fund's investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended July 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period. For the period ended July 31, 2019, the Fund did not hold any Level 3 securities.

For information regarding the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent semi-annual and annual financial statements.

ROB-QH-001-1200